INCOME TAXES - Movements of valuation allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Movements of valuation allowance
Balance at beginning of year	¥ 56,320	¥ 35,340	¥ 12,956
Additions	56,132	34,459	22,384
Reversal	(12,782)	(13,479)
Balance at end of year	¥ 99,670	¥ 56,320	¥ 35,340